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                             JPMORGAN TAX FREE FUNDS
                           New York Tax Free Bond Fund

                         Supplement dated March 1, 2005
                   to the Prospectuses Dated February 19, 2005
                               (All Share Classes)


     All references to either "New York Intermediate Tax Free Bond Fund" or "New York Intermediate Tax Free Income Fund" are hereby deleted and replaced with "New York Tax Free Bond Fund."

                                                                   SUP-NYTFB-305